HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Premier Growth Equity Fund

(formerly Pyxis Premier Growth Equity Fund)

Supplement dated April 5, 2013 to the Class A, Class B, Class C, Class R and Class Y Shares Summary Prospectus and Prospectus for Highland Premier Growth Equity Fund, each dated February 1, 2013, as amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland Premier Growth Equity Fund in the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses(2)	0.46%	0.46%	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%

(1)	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
(2)	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074
Class B: if you did not sell your shares	$210	$649	$1,114	$2,032
if you sold all your shares at the end of the period	$610	$849	$1,114	$2,032
Class C: if you did not sell your shares	$210	$649	$1,114	$2,400
if you sold all your shares at the end of the period	$310	$649	$1,114	$2,400
Class R	$160	$496	$855	$1,867
Class Y	$109	$340	$590	$1,306

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

AND PROSPECTUS FOR FUTURE REFERENCE.

HFII-SUP-HPE-4/5/13

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Trend Following Fund

(formerly Pyxis Trend Following Fund)

Supplement dated April 5, 2013 to the Class A, Class C, Class R and Class Y Shares Summary Prospectus and Prospectus for Highland Trend Following Fund, each dated February 1, 2013, and amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland Trend Following Fund of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	0.00%
Other Expenses	2.83%	2.83%	2.83%	2.83%
Acquired Fund Fees and Expenses	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	5.56%	6.21%	5.71%	5.21%

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$1,098	$2,135	$3,160	$5,672
Class C: if you did not sell your shares	$617	$1,829	$3,012	$5,847
if you sold all your shares at the end of the period	$717	$1,829	$3,012	$5,847
Class R	$569	$1,695	$2,805	$5,511
Class Y	$520	$1,557	$2,590	$5,155

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

AND PROSPECTUS FOR FUTURE REFERENCE.

HFII-SUP-HTF-4/5/13